ISSUED DEBT SECURITIES	9 Months Ended
Sep. 30, 2024
Disclosure of Unsubordinated Debt Securities Outstanding [Abstract]
ISSUED DEBT SECURITIES

NOTE 17. ISSUED DEBT SECURITIES
The current Global Issuance Programs for Debt Securities are detailed below:

Company	Authorized Amount(*)		Type of Debt Security	Program Term	Approval Date by the S. Meeting/Board of Directors	CNV Approval
Grupo Financiero Galicia S.A.	US$	100,000	Simple, non- convertible into shares	5 years	03.09.09 ratified on 08.02.12	Resolution No. 16,113 dated 04.29.09 and extended by: Resolution No. 17,343 dated 05.08.14, Resolution No. DI-2019-63-APN- GE#CNV dated 08.06.19 and Resolution N° DI-2024-47-APN-GE#CNV dated 06.18.24. Authorization of Increase, Resolution No. 17,064 dated 04.25.13.
Banco de Galicia y Buenos Aires S.A.U.	US$	2,100,000	Simple, non- convertible into shares, subordinated or not, adjustable or not, with or without	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20	Resolution No. 15,228 dated 11.04.05 and extended by Resolution No. 16,454 dated 11.11.10, Resolution No. 17,883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17,883 dated 11.20.15, No. 18,081 dated 06.10.16, No. 18,840 dated 01.26.17 and No. 19,520 dated 05.17.18.
Banco de Galicia y Buenos Aires S.A.U.	US$	1,000,000	Simple, non- convertible into shares	—	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN- DIR#CNV, dated 11.13.19 of the CNV’s Board of Directors. Decrease of the amount approved by Resolution No. DI-2023-23-APN-GE#CNV dated 05.24.23. Increase of the amount approved by Resolution No. DI-2024-23-APN-GE#CNV dated 04.26.24.
Tarjeta Naranja S.A.U.	US$	1,000,000	Simple, non- convertible into shares	5 years	03.08.12	Resolution No. 15,220 dated 07.14.05 and extended by Resolution No. 17,676 dated 05.21.15 and Regulation No. DI2020-20- APNGE#CNV dated 03.18.20. Increase in the amount approved by Resolutions No. 15,361 dated 03.23.06, No. 15,785 dated 11.16.07, No. 16,571 dated 05.24.11, No. 16,822 dated 05.23.12 and 19,508 dated 05.10.18.
Tarjeta Naranja S.A.U.	US$	250,000	Simple, non- convertible into shares	—	05.19.22	Frequent Issuer Registration granted by Provision No. DI-2022-39-APN-GE#CNV dated 07.22.22
(*) Or its equivalent in any other currency.
Among the Global Programs detailed in the preceding chart, the following issuances of Issued Non- subordinated Debt securities, net of repurchase of own Debt Securities, are effective as of September 30, 2024:

Company	Placement Date	Class No.	Face Value	Term	Maturity Date	Rate		Book value (*) at 09.30.24
In Argentine pesos
Banco de Galicia y Bs.As. S.A.U.	09.17.24	XIV	44,640,963	6 months	05.08.25	Badlar +	4.50%	42,901,831
Banco de Galicia y Bs.As. S.A.U.	09.17.24	XV	42,106,850	6 months	03.31.25	Badlar +	3.95%	42,726,539
Tarjeta Naranja S.A.U.	11.03.23	LX	27,381,323	366 days	11.03.24	Badlar +	5.00%	28,389,339
Tarjeta Naranja S.A.U.	02.05.24	LXI	35,000,000	366 days	02.05.25	Badlar +	3.50%	36,509,737
Tarjeta Naranja S.A.U.	08.26.24	LXII	35,000,000	270 days	05.23.25	Badlar +	5.50%	31,142,060
Total								181,669,506
(*) Includes principal and interest.
Among the Global Programs detailed in the preceding chart, the following issuances of Issued Non- subordinated Debt Securities, net of repurchase of own Debt Securities, were effective as of December 31, 2023:

Company	Placement Date	Class No.	Face Value	Term	Maturity Date	Rate		Book value (*) at 12.31.23
In Argentine pesos
Tarjeta Naranja S.A.U.	01.31.22	LI Serie II	3,284,942	730 days	01.31.24	Badlar +	6.00%	5,549,687
Tarjeta Naranja S.A.U.	04.07.22	LIII Serie II	4,192,612	730 days	04.07.24	Badlar +	5.25%	7,510,051
Tarjeta Naranja S.A.U.	07.05.22	LIV Serie II	4,779,859	730 days	07.05.24	Badlar +	4.99%	12,448,524
Tarjeta Naranja S.A.U.	08.09.22	LV Serie II	10,141,234	548 days	02.09.24	Badlar +	3.00%	12,489,778
Tarjeta Naranja S.A.U.	02.03.23	LVII	12,512,200	365 days	02.03.24	Badlar +	4.50%	22,434,392
Tarjeta Naranja S.A.U.	04.27.23	LVIII	12,214,678	366 days	04.27.24	Badlar +	5.00%	9,355,914
Tarjeta Naranja S.A.U.	07.27.23	LIX	12,072,087	366 days	07.27.24	Badlar +	5.00%	25,150,161
Tarjeta Naranja S.A.U.	11.03.23	LX	27,381,323	366 days	11.03.24	Badlar +	5.00%	48,304,758
In foreign Currency
Tarjeta Naranja S.A.U.	03.22.22	LII	7,500	770 days	04.30.24		5.00%	12,334,506
Total								155,577,771
(*) Includes principal and interest.
Debt securities with no public offering:
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of September 30, 2024, its book value amounts to Ps. 12,624,664, while as of December 31, 2023, its book value amounted to Ps. 31,319,030, and are recorded under the Debt Securities item.
The repurchases of own Debt securities as of the indicated dates are detailed below:

Company	Class No.	NV as of 09.30.24	Book value (*) at 09.30.24
Banco de Galicia y Bs.As. S.A.U.	XIV	1,600,000	1,686,581
Tarjeta Naranja S.A.U.	LX	951,541	1,009,818
Tarjeta Naranja S.A.U.	LXI	804,310	819,771
Tarjeta Naranja S.A.U.	LXII	27,871	28,710
Total			3,544,880
(*) Includes principal and interest.

Company	Class No.	NV as of 12.31.23	Book value (*) at 12.31.23
Tarjeta Naranja S.A.U.	LI Serie II	97,911	236,626
Tarjeta Naranja S.A.U.	LIII Serie II	50,000	130,110
Tarjeta Naranja S.A.U.	LIV Serie II	83,000	215,677
Tarjeta Naranja S.A.U.	LV Serie II	50,000	116,756
Tarjeta Naranja S.A.U.	LVII	50,000	118,429
Tarjeta Naranja S.A.U.	LVIII	49,625	120,680
Tarjeta Naranja S.A.U.	LIX	2,026,703	4,937,834
Tarjeta Naranja S.A.U.	LX	7,665,541	18,349,570
Total			24,225,682
(*) Includes principal and interest.
Related party information is disclosed in Note 35.
The issuance of Debt Securities with remaining terms is detailed in Schedule I.